UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 420 Madison Avenue, Suite 400

         New York, NY  10017

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212-688-4300

Signature, Place, and Date of Signing:

     /s/ Danielle Danese     New York, NY     January 30, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $14,965 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101      418   200000 SH       SOLE                   200000        0        0
AGERE SYS INC                  CL A             00845V100      144   100000 SH       SOLE                   100000        0        0
ALLEGIANCE TELECOM INC         COM              01747T102       67   100000 SH       SOLE                   100000        0        0
AVID TECHNOLOGY INC            COM              05367P100     1610    70166 SH       SOLE                    70166        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108     1442   122304 SH       SOLE                   122304        0        0
COMCAST CORP NEW               CL A             20030N101      534    22645 SH       SOLE                    22645        0        0
COMPUTER TASK GROUP INC        COM              205477102      459   131484 SH       SOLE                   131484        0        0
CRAY INC                       COM              225223106      776   101200 SH       SOLE                   101200        0        0
DOUBLECLICK INC                COM              258609304      536    94660 SH       SOLE                    94660        0        0
ELECTRONIC DATA SYS NEW        COM              285661104      922    50000 SH       SOLE                    50000        0        0
GLOBESPANVIRATA INC            COM              37957V106      385    87218 SH       SOLE                    87218        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105      744    83201 SH       SOLE                    83201        0        0
LUCENT TECHNOLOGIES INC        COM              549463107      306   242900 SH       SOLE                   242900        0        0
NORTEL NETWORKS CORP NEW       COM              656568102      891   556700 SH       SOLE                   556700        0        0
PTEK HLDGS INC                 COM              69366M104      195    44343 SH       SOLE                    44343        0        0
QEQOO17                        Common           8G36502         16     8000 SH       SOLE                     8000        0        0
QEZQML                         Common           8E33102        202    20000 SH       SOLE                    20000        0        0
QIUAN22                        Common           8F11663         10    20000 SH       SOLE                    20000        0        0
QIUAN25                        Common           8G02384         18    20000 SH       SOLE                    20000        0        0
QLQBM20                        Common           8F27I96         90    21000 SH       SOLE                    21000        0        0
QLQBM25                        Common           8F05024        138    15000 SH       SOLE                    15000        0        0
QPUCDV                         Common           8C94784         10     4500 SH       SOLE                     4500        0        0
QQAVM24                        Common           6K799W9W8       65   100000 SH       SOLE                   100000        0        0
QQAVM26                        Common           6K799W9W8      278   150000 SH       SOLE                   150000        0        0
QUKN030                        Common           8H40935          3     3000 SH       SOLE                     3000        0        0
QUKN035                        Common           8H40936          2     1000 SH       SOLE                     1000        0        0
RMH TELESERVICES INC           COM              749938106      521    49600 SH       SOLE                    49600        0        0
SIGNAL TECHNOLOGY CORP         COM              826675100      167    15497 SH       SOLE                    15497        0        0
SOHU COM INC                   COM              83408W103      160    25000 SH       SOLE                    25000        0        0
T                              Common           001957109      366    14000 SH       SOLE                    14000        0        0
TIME WARNER TELECOM INC        CL A             887319101      401   190000 SH       SOLE                   190000        0        0
TRANSWITCH CORP                COM              894065101      280   412174 SH       SOLE                   412174        0        0
TURNSTONE SYSTEMS INC          COM              900423104      164    60560 SH       SOLE                    60560        0        0
TYCO INTL LTD NEW              COM              902124106     1383    81000 SH       SOLE                    81000        0        0
UNISYS CORP                    COM              909214108      693    70000 SH       SOLE                    70000        0        0
VITESSE SEMICONDUCTOR CORP     COM              928497106      569   259704 SH       SOLE                   259704        0        0